Derivatives and Hedge Accounting Activities (Narrative) (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative instruments designated in fair value hedges	$ 0	$ 0	$ 0
Virginia Power
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative instruments designated in fair value hedges	$ 0	$ 0